2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	March 31,	December 31,
	2018	2017
Raw materials	$790	$789
Work in process	81	82
Finished goods	27	27
Consigned inventory	113	83
Inventory reserve	(716)	(716)
Total	$295	$265

	Year Ended December 31,
	2017	2016
Raw materials	$789	$795
Work in process	82	115
Finished goods	27	141
Consigned inventory	83	-
Inventory reserve	(716)	(278)
Total	$265	$773

Property and Equipment
	March 31,	December 31,
	2018	2017
Equipment	$1,378	$1,378
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,441	2,441
Less accumulated depreciation and amortization	(2,398)	(2,392)
Total	$43	$49

	Year Ended December 31,
	2017	2016
Equipment	$1,378	$1,378
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,441	2,441
Less accumulated depreciation	(2,392)	(2,315)
Total	$49	$126

Accrued Liabilities
	March 31, 2018	December 31, 2017
Accrued compensation	$2,225	$2,122
Accrued professional fees	193	223
Accrued interest	532	511
Accrued warranty	37	39
Accrued vacation	160	152
Accrued dividends	226	291
Stock subscription	276	276
Accrued expenses for licensee	429	429
Other accrued expenses	249	204
Total	$4,327	$4,247

	Year Ended December 31,
	2017	2016
Accrued compensation	$2,122	$1,656
Accrued professional fees	223	161
Accrued interest	511	109
Deferred rent	-	13
Accrued warranty	39	58
Accrued vacation	152	175
Accrued dividends	291	296
Stock subscription	276	-
Accrued expenses for licensee	429	-
Other accrued expenses	204	202
Total	$4,247	$2,670